May 01, 2024
Eaton Vance Total Return Bond ETF
Eaton Vance Total Return Bond ETF

Summary Prospectus and
Prospectus Supplement

May 1, 2024

Morgan Stanley ETF Trust

Supplement dated May 1, 2024 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated December 16, 2023, as amended March 25, 2024

Eaton Vance Total Return Bond ETF (the "Fund")

Effective immediately, in accordance with regulatory changes requiring the Fund's primary benchmark to represent the overall applicable market, the Fund's primary prospectus benchmark changed as follows:

The Fund's primary benchmark is now the Bloomberg U.S. Universal Index

References to other benchmark indexes in the Fund's prospectus remain in effect. The additional index(es) provide a means to compare a Fund's average annual returns to a benchmark that the Adviser believes is representative of the Fund's investment universe.